Label	Element	Value
Janus Henderson U.S. Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Henderson U.S. Real Estate ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson U.S. Real Estate ETF seeks total return through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay brokerage commissions and other fees to financial intermediaries on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities will be listed on a national securities exchange and may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and REIT-like entities (such as real estate operating companies (“REOCs”)). However, the Fund will not invest directly in real estate. The Fund may invest in shares of companies through initial public offerings. The Fund may invest in companies of any capitalization.
The Fund is classified as non‑diversified, which allows it to hold larger positions in companies, compared to a fund that is classified as diversified. As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate and real estate-related industries.
For purposes of the Fund’s principal investment strategies, companies in real estate-related industries are U.S. companies at the time of investment (i) that derive at least 50% of their revenue from ownership, construction, extraction, financing, management, operation, sales or development of real estate; (ii) that have at least 50% of their book value (balance sheet) in real estate assets; or (iii) where the market value of real estate holdings is greater than 50% of enterprise value.
A REIT is an entity dedicated to owning, and usually operating, income-producing real estate, or to financing real estate. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended, a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it generally distributes to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. A REOC is a publicly traded corporation that is engaged in real estate businesses, but that has not taken (or is not eligible for) the REIT tax election and therefore does not have a requirement to distribute any of its taxable income.
The Fund may also invest up to 15% of its net assets in securities of Canadian issuers. The Fund may use derivatives, including currency forwards and futures contracts, only for the purposes of currency hedging associated with potential investments in Canadian securities.
The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds (including private funds operating as money market funds that are not registered under the Investment Company Act of 1940, as amended (“1940 Act”)), while deploying new capital, for liquidity management purposes, managing redemptions or for defensive purposes, including navigating unusual market conditions.
The Fund is “actively managed” and does not seek to replicate the composition or performance of an index. In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach that utilizes the portfolio managers’ knowledge of issuers, including of such factors as a company’s balance sheet, valuation, strength of management, and risk-adjusted returns. To identify the universe of investible securities for the Fund, the portfolio managers also apply negative screens, which incorporate third-party inputs, to seek to avoid investing in (i) REITs that are involved in the operation of prison facilities and (ii) issuers that are United Nations Global Compact violators. At the portfolio managers’ discretion, the Fund will engage with companies regarding the adoption, or commitment to adopt, emission reduction targets. The portfolio managers will generally consider selling a stock if they believe that its future prospects have been accurately reflected in the market price, if the company no longer meets the social or environmental criteria noted above, or if their original investment thesis has changed.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to up to one‑third of its total assets as determined at the time of the loan origination.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate and real estate-related industries.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors interested in equity investments focused in the real estate industry and real estate-related industries, including common stocks. Common stocks tend to be more volatile than many other investment choices. The principal risks associated with investing in the Fund are set forth below.
Industry and Sector Risk.  The Fund invests a significant portion of its assets invested in securities of companies conducting similar business, or business within the same economic sector. Companies in the same industry or economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.

•
Real Estate Sector Risk.  The real estate sector contains companies operating in real estate development and operations, as well as companies related to the real estate sector, including REITs. Investments in securities of these companies are subject to the risks associated with fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost, and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political, or regulatory occurrences, including the impact of changes in environmental laws. In addition, a REIT could fail to qualify for tax‑free pass-through of its income under the Internal Revenue Code of 1986, as amended, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income. The real estate sector is particularly sensitive to economic downturns and changes to interest rates. The ability to trade companies operating in real estate development and operations in the secondary market can be more limited compared to other equity investments, and certain REITs and REIT-like entities have relatively small market capitalizations, which can increase the volatility of the market price for their securities.

Concentration Risk.  Since the Fund concentrates its assets in the U.S. real estate industry and real estate-related industries an investment in the Fund will be closely linked to performance of the U.S. real estate markets. As a result, the Fund may be subject to greater risks and its net asset value (“NAV”) may fluctuate more than a fund that does not concentrate its investments.
Nondiversification Risk.  The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Market Risk.  The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s NAV may decrease. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including COVID‑19) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Initial Public Offering Risk.  The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. There can be no assurance that the Fund will identify favorable IPO investment opportunities in the future. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Derivatives Risk.  Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage because leverage can exaggerate the effect of any increase or decrease in the value of securities and other instruments held by the Fund. Derivatives entail the risk that the counterparty to the derivative transaction will default on its payment obligations. Using derivatives for hedging purposes can reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.
Small- and Mid‑Sized Companies Risk.  Investments in securities issued by small- and mid‑sized companies, which can include smaller, start‑up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid‑sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Securities Lending Risk.  Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lends its securities and is unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated cash management vehicle or time deposits. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.
Portfolio Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other funds with similar investment objectives.
ESG Investment Risk.  Because the Fund considers environmental, social, and governance (“ESG”) factors in selecting securities, the Fund may perform differently than funds that do not consider ESG factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain issuers within the real estate industry or real estate-related industries, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, since ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive ESG practices, which may result in selling a security when it might otherwise be disadvantageous to do so.
Smaller Sized Fund Risk. Because the Fund has a small asset base, large inflows and outflows may have a disproportionate impact, negative or positive, on the Fund’ performance, which may be more volatile than that of a larger fund. If a smaller fund were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.
Exchange Listing and Trading Issues Risk.  Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. The lack of an active market for Fund shares, as well as periods of high volatility, disruptions in the creation/redemption process, or factors affecting the liquidity of the underlying securities held by the Fund, may result in the Fund’s shares trading at a premium or discount to its NAV. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the Fund’s listing will continue to be met or will remain unchanged.
Fluctuation of NAV and Market Price Risk.  The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. Volatile market conditions, an absence of trading in shares of the Fund, or a high volume of trading in the Fund, may result in trading prices in the Fund’s shares that differ significantly from the Fund’s NAV. Additionally, during a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly, resulting in Fund shares trading at a substantial discount to NAV. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods, which may result in an increase in the variance between market prices of the Fund’s shares and the Fund’s NAV. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.
It cannot be predicted whether Fund shares will trade below, at or above the Fund’s NAV. Further, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing or fixing settlement times, bid‑ask spreads and the resulting premium or discount to the Fund shares’ NAV is likely to widen. Similarly, the Exchange may be closed at times or days when markets for securities held by the Fund are open, which may increase bid‑ask spreads and the resulting premium or discount to the Fund shares’ NAV when the Exchange re‑opens. The Fund’s bid‑ask spread and the resulting premium or discount to the Fund’s NAV may also be impacted by the liquidity of the underlying securities held by the Fund, particularly in instances of significant volatility of the underlying securities.
Authorized Participant Risk.  The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. These APs have no obligation to submit creation or redemption orders and, as a result, there is no assurance that an active trading market for the Fund’s shares will be established or maintained. This risk may be heightened to the extent that the securities underlying the Fund are traded outside of a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be willing or able to do. Additionally, to the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, shares may trade like closed‑end fund shares at a premium or a discount to NAV and possibly face delisting.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not available for direct investment. All figures assume reinvestment of dividends and distributions and include the effect of the Fund’s recurring expenses.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1‑800‑668‑0434.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not available for direct investment. All figures assume reinvestment of dividends and distributions and include the effect of the Fund’s recurring expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑668‑0434
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Janus Henderson U.S. Real Estate ETF Annual Total Returns (calendar year‑end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 4th Quarter 2021 16.13% Worst Quarter: 2nd Quarter 2022 – 15.23%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after‑tax return information shown above does not apply to Fund shares held through a tax‑advantaged account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after‑tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after‑tax return information shown above does not apply to Fund shares held through a tax‑advantaged account, such as a 401(k) plan or an IRA.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/performance or by calling 1‑800‑668‑0434.
Janus Henderson U.S. Real Estate ETF | Janus Henderson U.S. Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	$ 810
2022	rr_AnnualReturn2022	(23.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.23%)
Janus Henderson U.S. Real Estate ETF | Return Before Taxes | Janus Henderson U.S. Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(23.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2021
Janus Henderson U.S. Real Estate ETF | Return After Taxes on Distributions | Janus Henderson U.S. Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(24.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2021
Janus Henderson U.S. Real Estate ETF | Return After Taxes on Distributions and Sale of Fund Shares | Janus Henderson U.S. Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[1]
1 Year	rr_AverageAnnualReturnYear01	(13.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2021
Janus Henderson U.S. Real Estate ETF | FTSE Nareit Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE Nareit Equity REITs Index	[2]
1 Year	rr_AverageAnnualReturnYear01	(24.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2021

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[2]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.